Segment Information - Summary Of Purchase Accounting And Related Adjustments (Detail) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Purchase accounting and related adjustments	$ 8.7	$ 12.0	$ 55.2
LIONS GATE ENTERTAINMENT CORP [Member]
Purchase accounting and related adjustments		153.7
Corporate and Reconciling Items
Purchase accounting and related adjustments	12.9	17.1	61.6
Corporate and Reconciling Items | LIONS GATE ENTERTAINMENT CORP [Member]
Purchase accounting and related adjustments	163.0	153.7	195.5
Direct operating
Purchase accounting and related adjustments	0.0	0.0	0.7
Direct operating | Corporate and Reconciling Items | LIONS GATE ENTERTAINMENT CORP [Member]
Purchase accounting and related adjustments	0.0	0.0	0.7
General and administrative expense | LIONS GATE ENTERTAINMENT CORP [Member]
Purchase accounting and related adjustments	8.7	11.6
General and administrative expense | Corporate and Reconciling Items
Amortization of purchase price	0.0	1.3	7.7
Noncontrolling interest discount amortization	0.0	0.0	13.2
Noncontrolling equity interest in distributable earnings	8.7	10.7	34.3
Purchase accounting and related adjustments	8.7	12.0	55.2
General and administrative expense | Corporate and Reconciling Items | LIONS GATE ENTERTAINMENT CORP [Member]
Amortization of purchase price	0.0	1.3	7.7
Noncontrolling interest discount amortization	0.0	0.0	13.2
Noncontrolling equity interest in distributable earnings	8.7	10.3	33.8
Purchase accounting and related adjustments	8.7	11.6	54.7
Depreciation and amortization expense | Corporate and Reconciling Items
Purchase accounting and related adjustments	4.2	5.1	5.7
Depreciation and amortization expense | Corporate and Reconciling Items | LIONS GATE ENTERTAINMENT CORP [Member]
Purchase accounting and related adjustments	$ 154.3	$ 142.1	$ 140.1